Net Loss Per Share (Details) - Schedule of basic and diluted income loss per share (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Basic And Diluted Income Loss Per Share Abstract
Basic and diluted weighted average share outstanding	35,682,652	34,280,137
Basic and diluted loss per shares	$ (0.05)	$ (0.47)